Convertible Debentures - Summary of Detailed Information about Convertible Debentures Fair Value and Interest Components (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Jul. 21, 2017 CAD ($)	Jul. 21, 2017 USD ($)	Jun. 10, 2016 CAD ($)	Jun. 10, 2016 USD ($)
2016 Debentures [member]
Convertible debentures [line items]
Fair value adjustment during the year	$ (11,331,743)	$ (18,260,998)
Interest expense	5,911,455	5,977,073
Interest paid	(5,566,552)	(5,622,593)
Convertible debentures and interest payable	61,494,535	72,835,855
Less: interest payable included in accounts payable and accrued liabilities	(344,903)	(354,480)
Convertible debentures at fair value	61,149,632	72,481,375	$ 47,081,639	$ 53,131,047	$ 90,742,373			$ 74,123,520	$ 58,200,000
2017 Debentures [member]
Convertible debentures [line items]
Fair value adjustment during the year	(7,277,949)	(14,918,084)
Interest expense	5,911,455	5,977,073
Interest paid	(5,566,552)	(5,622,593)
Convertible debentures and interest payable	58,776,463	66,063,989
Less: interest payable included in accounts payable and accrued liabilities	(344,903)	(354,480)
Convertible debentures at fair value	$ 58,431,560	$ 65,709,509	$ 44,988,882	$ 48,167,064	$ 80,627,593	$ 73,035,180	$ 58,200,000